Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Practices Related to Certain Equity Grants

We do not have a formal policy regarding the timing of the grant of stock option awards, SARs, or similar option-like instruments in relation to the disclosure of material nonpublic information. We have not granted stock options, SARs, or similar option-like instruments in the last two fiscal years and cannot issue stock options unless and until the amendments to our Stock Option Plan are approved by our shareholders. The Compensation Committee has had and will have the discretion of the timing of such grants of stock options, SARs, or similar option-like instruments if and when they are made in the future. The Compensation Committee will consider the timing of the grant of a stock option relative to the existence and timeline for disclosure of material nonpublic information with the goal of ensuring that stock options are not granted immediately prior to or following the release of material nonpublic information or in a manner that affects the value of such awards. We have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Predetermined	false
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The Compensation Committee will consider the timing of the grant of a stock option relative to the existence and timeline for disclosure of material nonpublic information with the goal of ensuring that stock options are not granted immediately prior to or following the release of material nonpublic information or in a manner that affects the value of such awards.
MNPI Disclosure Timed for Compensation Value	false